VIRTUS Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
($ reported in thousands)
	Par Value	Value
Foreign Government Security—3.3%
South Korea—3.3%
Korea Gas Corp. RegS 2.000%, 7/13/31(1)	$ 200	$ 170
Total Foreign Government Security (Identified Cost $169)		170

Corporate Bonds and Notes—92.1%
Angola —1.0%
Azule Energy Finance plc 144A 8.125%, 1/23/30(2)	50	50
Argentina—3.5%
Generacion Mediterranea S.A. 144A 11.000%, 11/1/31(2)	39	35
MSU Energy S.A. 144A 9.750%, 12/5/30(2)	49	47
Vista Energy Argentina SAU RegS 7.625%, 12/10/35(1)	13	13
YPF Energia Electrica S.A. 144A 7.875%, 10/16/32(2)	36	35
YPF S.A. 144A 9.500%, 1/17/31(2)	47	49
		179

Brazil—12.5%
3R Lux S.a.r.l. 144A 9.750%, 2/5/31(2)	12	12
Ambipar Lux S.a.r.l. 144A 10.875%, 2/5/33(2)	18	18
Braskem Netherlands Finance B.V. 144A 4.500%, 1/31/30(2)	59	50
Centrais Eletricas Brasileiras S.A. 144A 6.500%, 1/11/35(2)	25	24
CSN Resources S.A. 144A 4.625%, 6/10/31(2)	32	25
FORESEA Holding S.A. 144A 7.500%, 6/15/30(2)	39	37
FS Luxembourg S.a.r.l. 144A 8.875%, 2/12/31(2)	32	33
JBS USA Holding Lux S.a.r.l. 4.375%, 2/2/52	38	29
LD Celulose International GmbH 144A 7.950%, 1/26/32(2)	18	19
MC Brazil Downstream Trading S.a.r.l. 144A 7.250%, 6/30/31(2)	26	21
Minerva Luxembourg S.A. 144A 8.875%, 9/13/33(2)	27	29
Movida Europe S.A. 144A 7.850%, 4/11/29(2)	47	42
NewCo Holding USD 20 S.a.r.l. 144A 9.375%, 11/7/29(2)	33	33
OHI Group S.A. 144A 13.000%, 7/22/29(2)	40	41
Samarco Mineracao S.A. PIK 144A 9.000%, 6/30/31(2)(3)	53	52
Simpar Europe S.A. 144A 5.200%, 1/26/31(2)	48	38
Suzano Austria GmbH 3.750%, 1/15/31	84	76
	Par Value	Value

Brazil—continued
Trident Energy Finance plc 144A 12.500%, 11/30/29(2)	$ 19	$ 20
Yinson Boronia Production B.V. 144A 8.947%, 7/31/42(2)	38	40
		639

Chile—2.5%
Banco de Chile 144A 2.990%, 12/9/31(2)	60	52
Banco de Credito e Inversiones S.A. 144A 7.500% (2)(4)	37	37
Cia Cervecerias Unidas S.A. 144A 3.350%, 1/19/32(2)	44	39
		128

China—9.9%
Alibaba Group Holding Ltd. 3.150%, 2/9/51	35	23
CK Hutchison International 24 II Ltd. (Hong Kong), 144A 4.750%, 9/13/34(2)	100	96
ENN Clean Energy International Investment Ltd. 144A 3.375%, 5/12/26(2)	50	49
Melco Resorts Finance Ltd. (Macau), RegS 5.375%, 12/4/29(1)	100	92
Sands China Ltd. (Macau) 5.400%, 8/8/28	100	100
Standard Chartered plc (Hong Kong), 144A 2.678%, 6/29/32(2)	115	99
Tencent Holdings Ltd. 144A 2.390%, 6/3/30(2)	50	45
		504

Colombia—3.4%
AL Candelaria -spain- S.A. 144A 5.750%, 6/15/33(2)	39	33
Ecopetrol S.A. 7.375%, 9/18/43	22	19
Geopark Ltd. 144A 8.750%, 1/31/30(2)	48	45
Gran Tierra Energy, Inc. 144A 9.500%, 10/15/29(2)	45	40
SierraCol Energy Andina LLC 144A 6.000%, 6/15/28(2)	41	38
		175

Czech Republic—2.1%
CPI Property Group S.A. RegS 6.000%, 1/27/32(1)	100EUR	107
Egypt—0.9%
African Export-Import Bank (The) 144A 3.994%, 9/21/29(2)	50	46
Ghana—0.9%
Kosmos Energy Ltd. RegS 7.750%, 5/1/27(1)	50	48
See Notes to Schedule of Investments

VIRTUS Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

Guatemala—0.9%
CT Trust 144A 5.125%, 2/3/32(2)	$ 11	$ 10
Investment Energy Resources Ltd. 144A 6.250%, 4/26/29(2)	38	36
		46

India—7.0%
Adani Electricity Mumbai Ltd. 144A 3.949%, 2/12/30(2)	150	128
Adani Renewable Energy RJ Ltd. 144A 4.625%, 10/15/39(2)	85	67
JSW Hydro Energy Ltd. 144A 4.125%, 5/18/31(2)	74	66
Shriram Finance Ltd. 144A 6.625%, 4/22/27(2)	50	50
Vedanta Resources Finance II plc 144A 9.475%, 7/24/30(2)	50	49
		360

Indonesia—6.2%
Freeport Indonesia PT RegS 5.315%, 4/14/32(1)	125	123
Medco Bell Pte Ltd. RegS 6.375%, 1/30/27(1)	100	99
Minejesa Capital B.V. 144A 4.625%, 8/10/30(2)	99	96
		318

Israel—3.8%
Energean Israel Finance Ltd. 144A, RegS 5.875%, 3/30/31(1)(2)	2	2
Leviathan Bond Ltd. 144A, RegS 6.750%, 6/30/30(1)(2)	125	122
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	75	72
		196

Kazakhstan—1.4%
KazMunayGas National Co. JSC
144A 3.500%, 4/14/33(2)	55	46
144A 5.750%, 4/19/47(2)	29	26
		72

Kuwait—1.0%
NBK Tier 1 Financing 2 Ltd. 144A 4.500% (2)(4)	50	50
Malaysia—0.3%
Petronas Capital Ltd. 144A 4.950%, 1/3/31(2)	13	13
Mexico—4.7%
Banco Inbursa S.A. Institucion De Banca Multiple Grupo Financiero Inbursa 144A 4.375%, 4/11/27(2)	13	13
Banco Mercantil del Norte S.A. 144A 7.500% (2)(4)	49	48
	Par Value	Value

Mexico—continued
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.125%, 1/18/33(2)	$ 14	$ 13
Braskem Idesa SAPI 144A 6.990%, 2/20/32(2)	9	7
Cemex SAB de C.V. 144A 5.125% (2)(4)	34	33
Grupo Aeromexico SAB de C.V. 144A 8.625%, 11/15/31(2)	26	25
Poinsettia Finance Ltd. RegS 6.625%, 6/17/31(1)	35	31
Saavi Energia S.a.r.l. 144A 8.875%, 2/10/35(2)	18	18
Sitios Latinoamerica SAB de C.V. 144A 5.375%, 4/4/32(2)	33	32
Southern Copper Corp. 6.750%, 4/16/40	6	7
Tierra Mojada Luxembourg II S.a.r.l. 144A 5.750%, 12/1/40(2)	16	15
		242

Morocco—2.0%
OCP S.A. 144A 7.500%, 5/2/54(2)	100	102
Nigeria—2.6%
Access Bank plc 144A 6.125%, 9/21/26(2)	15	15
IHS Holding Ltd. 144A 8.250%, 11/29/31(2)	52	51
IHS Netherlands Holdco B.V. 144A 8.000%, 9/18/27(2)	69	69
		135

Peru—1.5%
Banco de Credito del Peru S.A. 144A 3.125%, 7/1/30(2)	50	50
Banco Internacional del Peru SAA Interbank 144A 4.000%, 7/8/30(2)	25	25
		75

Poland—1.0%
ORLEN S.A. 144A 6.000%, 1/30/35(2)	50	51
Saudi Arabia—3.7%
Acwa Power Management & Investments One Ltd. 144A 5.950%, 12/15/39(2)	94	93
EIG Pearl Holdings S.a.r.l. 144A 3.545%, 8/31/36(2)	109	96
		189

Singapore—0.2%
United Overseas Bank Ltd. (SOFR + 0.580%) 144A 4.944%, 4/2/28(2)(5)	10	10

See Notes to Schedule of Investments

VIRTUS Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
	Par Value	Value

South Africa—4.0%
Prosus N.V. RegS 3.061%, 7/13/31(1)	$ 125	$ 107
Sasol Financing USA LLC 4.375%, 9/18/26	100	97
		204

Taiwan—1.7%
TSMC Global Ltd. RegS 1.375%, 9/28/30(1)	100	85
Tanzania—2.0%
HTA Group Ltd. 144A 7.500%, 6/4/29(2)	100	101
Thailand—1.6%
Thaioil Treasury Center Co., Ltd. RegS 4.875%, 1/23/43(1)	100	82
Turkey—3.4%
Turkcell Iletisim Hizmetleri AS 144A 7.650%, 1/24/32(2)	75	76
WE Soda Investments Holding plc 144A 9.500%, 10/6/28(2)	50	51
Zorlu Enerji Elektrik Uretim AS 144A 11.000%, 4/23/30(2)	50	48
		175

Ukraine—0.6%
Metinvest B.V. 144A 7.750%, 10/17/29(2)	35	28
United Arab Emirates—3.6%
Abu Dhabi National Energy Co. PJSC 144A 4.696%, 4/24/33(2)	100	98
DP World Ltd. 144A 4.700%, 9/30/49(2)	100	86
		184

Vietnam—1.5%
Mong Duong Finance Holdings B.V. 144A 5.125%, 5/7/29(2)	76	74
Zambia—0.7%
First Quantum Minerals Ltd. 144A 6.875%, 10/15/27(2)	38	38
Total Corporate Bonds and Notes (Identified Cost $4,718)		4,706

Total Long-Term Investments—95.4% (Identified Cost $4,887)		4,876

TOTAL INVESTMENTS—95.4% (Identified Cost $4,887)		$4,876
Other assets and liabilities, net—4.6%		236
NET ASSETS—100.0%		$5,112
Abbreviations:
JSC	Joint Stock Company
LLC	Limited Liability Company
PIK	Payment-in-Kind Security
PJSC	Public Joint Stock Company
plc	Public Limited Company
S.a.r.l.	Société à responsabilité limitée
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
EUR	Euro

Footnote Legend:
(1)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2025, these securities amounted to a value of $3,494 or 68.3% of net assets.
(3)	100% of the income received was in PIK.
(4)	No contractual maturity date.
(5)	Variable rate security. Rate disclosed is as of March 31, 2025. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Country Weightings†
Brazil	13%
China	10
India	7
Indonesia	6
Mexico	5
South Africa	4
Israel	4
Other	51
Total	100%
† % of total investments as of March 31, 2025.

See Notes to Schedule of Investments

VIRTUS Stone Harbor EMD MACS
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025
($ reported in thousands)
Forward foreign currency exchange contracts as of March 31, 2025 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
USD	111	EUR	102	CITI	04/04/25	$1	$—
Total						$1	$—
The following table summarizes the value of the Fund’s investments as of March 31, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2025	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Foreign Government Security	$170	$170
Corporate Bonds and Notes	4,706	4,706
Other Financial Instruments:
Forward Foreign Currency Exchange Contract	1	1
Total Investments	$4,877	$4,877
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2025.
There were no transfers into or out of Level 3 related to securities held at March 31, 2025.
See Notes to Schedule of Investments

VIRTUS STONE HARBOR EMD MACS
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s Statement of Additional Information.